SHARE-BASED COMPENSATION - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Payment Plans [line items]
Total expense related to the potential ordinary shares	€ (16)	€ (12)	€ (8)
PSUs
Share Based Payment Plans [line items]
Share based compensation, vesting period	3 years
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	200.00%
PSUs granted in 2016
Share Based Payment Plans [line items]
Potential additional shares to be vested (in shares)	248,230	433,032	184,469
PSUs granted in 2016 | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	0.00%
PSUs granted in 2016 | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	300.00%
PSUs granted in March 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			115.90%
PSUs granted in March 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			229.90%
PSUs granted in March 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			108.40%
PSUs granted in May 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			98.10%
PSUs granted in May 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			217.20%
PSUs granted in May 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			125.40%
PSUs granted in August 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			191.60%
PSUs granted in August 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			282.20%
PSUs granted in August 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			230.40%
PSUs granted in November 2016 | First testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			223.80%
PSUs granted in November 2016 | Second testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			148.70%
PSUs granted in November 2016 | Third testing period
Share Based Payment Plans [line items]
Total shareholder return (TSR) percentage achieved			286.40%
PSUs vested in March 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	684,329
PSUs vested in May 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	123,336
PSUs vested in August 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	434,256
PSUs vested in November 2019
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	516,141
RSUs
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	899,926	595,687
Vesting period on the grant date	3 years
RSUs | Board Members
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	2
Equity Award Plans
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)	73,799	30,709